Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International High Dividend ETF	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243